Trade receivables, tax receivables and other current assets - Other Current Assets and Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade receivables, tax receivables and other current assets
CIR and other research tax credits	€ 2,267	€ 4,915	€ 5,333
Other	14	25	19
Tax receivables	2,281	4,941	5,352
Prepaid expenses	3,952	2,442	4,656
Short-term deposit accounts	131,558	0	70
Current accrued income	1,575	1,574	1,047
Liquidity agreement - Cash	527	349	422
VAT receivables	3,148	5,055	5,066
Other receivables	101	56	435
Other current assets	140,861	9,476	11,696
Other current assets and receivables	€ 143,142	€ 14,417	€ 17,048